Share-Based Payment (Tables)	12 Months Ended
Jun. 30, 2020
Share Based Payment [Abstract]
Schedule of assumptions used to value the company's stock options grants

	For the years ended June 30,
	2020	2019

Expected volatility	43%	47%
Risk-free interest rate	1.63%	3.06%
Exercise multiples	2.2~2.8	2.2~2.8
Expected dividend yield	0%	0%
Forfeited rates	9~10%	5~10%
Fair market value per common share	$5.25	$5.80

Schedule of stock options activities

	Number of stock options	Weighted Average Exercise Price	Weighted Average Grant-date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of July 1, 2018	-	$-	$-	-	-
Granted	306,967	$5.25	$3.00	-	-
Exercised	-	-	-	-	-
Forfeited or expired	(12,560)	$5.25	$2.87	-	-
Outstanding as of June 30, 2019	294,407	$5.25	$3.01	9.4 years	117,763
Outstanding and exercisable as of June 30, 2019	-	-	-	-	-
Vested and expected to vest as of June 30, 2019	276,447	$5.25	$3.02	9.4 years	110,579

Outstanding as of July 1, 2019	294,407	$5.25	$3.01	9.4 years	117,763
Granted	775,250	$2.68	$1.02	-	-
Exercised	-	-	-	-	-
Forfeited or expired	(80,725)	$3.46	$1.59	-	-
Outstanding as of June 30, 2020	988,932	$3.38	$1.56	5.4 years	-
Outstanding and exercisable as of June 30, 2020	86,337	$5.25	$3.04	-	-
Vested and expected to vest as of June 30, 2020	766,407	$3.47	$1.63	5.4 years	-

Schedule of RSU activities
	Number of Shares	Weighted- Average Grant Date Fair Value

Outstanding as of July 1, 2019	459,648	$12.06
Granted	1,733,050	$2.32
Vested	(1,830,514)	$3.12
Forfeited or expired	(153,216)	$12.03
Outstanding as of June 30, 2020	208,968	$9.56